Equipment - Schedule of Equipment (Details) - Computer Equipment [Member] - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Equipment [Line Items]
Ending balance	$ 8,690
Beginning balance	11,096
Cost [Member]
Schedule of Equipment [Line Items]
Additions	228	$ 6,428
Ending balance	15,832	12,155
Beginning balance	15,604	5,727
Accumulated Depreciation [Member]
Schedule of Equipment [Line Items]
Charge for the period	(2,634)	(1,789)
Ending balance	(7,142)	(2,029)
Beginning balance	$ (4,508)	$ (240)